Financial instruments (Tables)	12 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2020		As at September 30, 2019
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Senior U.S. and euro unsecured notes	Level 2	1,211,965	1,297,632	1,256,554	1,330,809
Obligations under finance leases	Level 2	—	—	30,339	29,792
Other long-term debt	Level 2	44,842	43,536	48,005	46,743
		1,256,807	1,341,168	1,334,898	1,407,344

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2020	As at September 30, 2019
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,707,985	213,831
Deferred compensation plan assets (Note 11)	Level 1	73,156	62,627
		1,781,141	276,458
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		—	4,243
Foreign currency forward contracts		17,027	25,799
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		25,362	45,193
Foreign currency forward contracts		8,636	25,069
Interest rate swaps		6,180	1,380
		57,205	101,684
FVOCI
Short-term investments included in current financial assets	Level 2	1,473	9,889
Long-term bonds included in funds held for clients (Note 5)	Level 2	148,470	180,289
Long-term investments (Note 11)	Level 2	22,612	24,596
		172,555	214,774
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,320	2,982
Foreign currency forward contracts		3,008	1,920
Long-term derivative financial instruments	Level 2
Cross-currency swaps		52,275	16,560
Foreign currency forward contracts		4,347	1,762
		64,950	23,224

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2020	As at September 30, 2019
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,707,985	213,831
Deferred compensation plan assets (Note 11)	Level 1	73,156	62,627
		1,781,141	276,458
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		—	4,243
Foreign currency forward contracts		17,027	25,799
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		25,362	45,193
Foreign currency forward contracts		8,636	25,069
Interest rate swaps		6,180	1,380
		57,205	101,684
FVOCI
Short-term investments included in current financial assets	Level 2	1,473	9,889
Long-term bonds included in funds held for clients (Note 5)	Level 2	148,470	180,289
Long-term investments (Note 11)	Level 2	22,612	24,596
		172,555	214,774
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		5,320	2,982
Foreign currency forward contracts		3,008	1,920
Long-term derivative financial instruments	Level 2
Cross-currency swaps		52,275	16,560
Foreign currency forward contracts		4,347	1,762
		64,950	23,224

Disclosure of financial instruments by type of interest rate
The following table summarizes the fair value of theses swaps:

					As at September 30, 2020	As at September 30, 2019
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of Senior U.S. unsecured note	U.S.$250,000	4.99%	LIBOR 1 month + 3.26%	December 2021	6,180	1,380

Disclosure of detailed information about hedging instruments
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2020	As at September 30, 2019
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$374,200	From 3.40% to 3.81%	€240,800	From 2.10% to 2.51%	From September 2021 to 2024	189	19,305
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	8,977	12,511
$58,419	From 3.57% to 3.68%	Skr371,900	From 2.12% to 2.18%	September 2024	5,359	7,995
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	(45,599)	(3,627)
Cash flow hedges of Senior U.S. unsecured notes
U.S.$420,000	From 3.74% to 4.06%	$568,893	From 3.40% to 3.81%	From September 2021 to 2024	(1,159)	(6,290)
Total					(32,233)	29,894

Disclosure of sensitivity analysis for currency risk
As at September 30, 2020, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2020	As at September 30, 2019
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$146,778	75.30	80.89	2,473	1,498
CAD/INR	$288,942	57.94	61.59	6,196	11,687
EUR/INR	€107,190	91.92	95.77	4,731	14,985
GBP/INR	£86,833	100.26	105.18	4,522	11,929
SEK/INR	Skr248,637	8.61	8.79	477	3,945
EUR/GBP	€39,291	0.90	0.90	(1,210)	(311)
EUR/MAD	€47,010	11.60	11.46	2,534	4,416
EUR/CZK	€27,456	26.09	26.69	(1,039)	243
EUR/SEK	€30,773	10.45	10.70	120	(1,828)
Others	$74,054			(496)	622
Total				18,308	47,186
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2020				2019
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
Increase in net earnings	317	1,215	190	931	875	2,333	167	2,166
Decrease in other comprehensive income (loss)	(11,047)	(233,182)	(116,136)	(29,080)	(7,724)	(65,034)	(109,838)	(24,736)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,025,963	1,025,963	1,025,963	—	—	—
Accrued compensation	672,775	672,775	672,775	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048

As at September 30, 2019	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,108,895	1,108,895	1,108,895	—	—	—
Accrued compensation	642,897	642,897	642,897	—	—	—
Senior U.S. and euro unsecured notes	1,256,554	1,425,138	116,613	738,987	569,538	—
Unsecured committed revolving credit facility	334,370	378,298	10,493	20,986	346,819	—
Unsecured committed term loan credit facility	661,939	747,921	19,677	40,804	687,440	—
Obligations other than finance leases	14,295	14,609	10,938	3,558	113	—
Obligations under finance leases	30,339	31,245	14,534	16,172	539	—
Other long-term debt	33,710	34,181	22,719	8,885	1,986	591
Clients’ funds obligations	366,796	366,796	366,796	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	3,682
Outflow		224,440	97,993	126,447	—	—
(Inflow)		(228,672)	(97,250)	(131,422)	—	—
Cross-currency swaps	19,542
Outflow		1,160,635	91,857	250,763	818,015	—
(Inflow)		(1,218,430)	(101,823)	(267,794)	(848,813)	—
	4,473,019	4,687,953	2,304,339	807,386	1,575,637	591

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2020	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,025,963	1,025,963	1,025,963	—	—	—
Accrued compensation	672,775	672,775	672,775	—	—	—
Senior U.S. and euro unsecured notes	1,211,965	1,325,791	321,089	519,605	485,097	—
Unsecured committed term loan credit facilities	2,330,288	2,400,927	35,869	1,696,940	668,118	—
Lease liabilities	876,370	1,002,493	207,617	325,964	229,871	239,041
Other long-term debt	44,842	45,221	38,240	5,387	1,587	7
Clients’ funds obligations	720,322	720,322	720,322	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	6,694
Outflow		290,661	108,478	163,183	19,000	—
(Inflow)		(299,279)	(107,621)	(169,846)	(21,812)	—
Cross-currency swaps	57,595
Outflow		1,272,197	315,839	168,458	787,900	—
(Inflow)		(1,232,774)	(311,715)	(163,025)	(758,034)	—
Non deliverable forwards	661
Outflow		661	661	—	—	—
	6,947,475	7,224,958	3,027,517	2,546,666	1,411,727	239,048

As at September 30, 2019	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,108,895	1,108,895	1,108,895	—	—	—
Accrued compensation	642,897	642,897	642,897	—	—	—
Senior U.S. and euro unsecured notes	1,256,554	1,425,138	116,613	738,987	569,538	—
Unsecured committed revolving credit facility	334,370	378,298	10,493	20,986	346,819	—
Unsecured committed term loan credit facility	661,939	747,921	19,677	40,804	687,440	—
Obligations other than finance leases	14,295	14,609	10,938	3,558	113	—
Obligations under finance leases	30,339	31,245	14,534	16,172	539	—
Other long-term debt	33,710	34,181	22,719	8,885	1,986	591
Clients’ funds obligations	366,796	366,796	366,796	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	3,682
Outflow		224,440	97,993	126,447	—	—
(Inflow)		(228,672)	(97,250)	(131,422)	—	—
Cross-currency swaps	19,542
Outflow		1,160,635	91,857	250,763	818,015	—
(Inflow)		(1,218,430)	(101,823)	(267,794)	(848,813)	—
	4,473,019	4,687,953	2,304,339	807,386	1,575,637	591

Disclosure of analysis of age of financial assets that are past due
The following table sets forth details of the age of trade accounts receivable that are past due:

	2020	2019
	$	$
Not past due	775,975	793,387
Past due 1-30 days	44,278	96,106
Past due 31-60 days	29,948	23,125
Past due 61-90 days	6,407	17,392
Past due more than 90 days	53,546	54,192
	910,154	984,202
Allowance for doubtful accounts	(5,267)	(4,474)
	904,887	979,728